Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use. The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2018 and 2019:

	RMB	RMB equivalent (US$)		RMB equivalent (HK$)	Total in RMB
	China	Overseas	China	Overseas
December 31, 2018	169,484	16,129	63,254	10,073	258,940
December 31, 2019	59,705	435,152	20,381	1,369	516,607